DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued operations
Schedule of assets of disposal group classified as held-for-sale
December 31
2011
US$
Cash and cash equivalents	11
Property, plant and equipment, net	17,376
Goodwill	3,214
Other intangible assets	587
Deferred tax assets	259
Other current assets	246
Total	21,693

Schedule of liabilities directly associated with the assets classified as held-for-sale
December 31
2011
US$
Long-term loans	10,475
Deferred tax liabilities, non-current	815
Current portion of long-term loans	476
Accrued expenses and other current liabilities	154
Total	11,920

Schedule of results of discontinued operations

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Revenues	8,495	4,737	4,661
Cost of revenues	(2,192)	(2,098)	(1,131)
General and administrative expenses	(274)	(226)	(176)
Interest income	393	2	2
Interest expense	(1,997)	(2,580)	(1,634)
Other (loss) income, net	(38)	(16)	3,543
Income tax expense	(152)	(101)	(1,358)
Net income (loss) from discontinued operations	4,235	(282)	3,907

Yuanping
Discontinued operations
Schedule of assets and liabilities attributable to discontinued operations

	December 31	March 2
	2011	2012
	US$	US$
Assets:
Cash and cash equivalents	11	56
Property, plant and equipment, net	17,376	17,304
Goodwill	3,214	3,219
Other intangible assets	587	617
Deferred tax assets	259	259
Other current assets	246	328
Total	21,693	21,783

Liabilities:
Long-term loans	10,475	10,489
Deferred tax liabilities, non-current	815	827
Current portion of long-term loans	476	477
Accrued expenses and other current liabilities	154	163
Total	11,920	11,956

Yuheng
Discontinued operations
Schedule of assets and liabilities attributable to discontinued operations

	December 31	October 31
	2011	2012
	US$	US$
Assets:
Cash and cash equivalents	33	472
Property, plant and equipment, net	19,004	18,509
Goodwill	23,445	23,448
Other intangible assets	1,966	1,916
Deferred tax assets	333	174
Other current assets	651	241
Total	45,432	44,760

Liabilities:
Long-term loans	8,729	7,301
Deferred tax liabilities, non-current	1,818	2,046
Current portion of long-term loans	15,553	14,920
Accrued expenses and other current liabilities	1,402	2,256
Other non-current liabilities	—	33
Total	27,502	26,556